Schedule of Investments (unaudited) November 30, 2020	iShares® Short Treasury Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

U.S. Government Obligations

U.S. Government Obligations — 95.7%
U.S. Cash Management Bill, 0.11%, 04/06/21(a)	$4,828	$4,826,479
U.S. Treasury Bill
0.00%, 12/17/20(a)(b)	456	455,987
0.00%, 12/24/20(a)(b)	3,106,826	3,106,667,210
0.00%, 12/29/20(a)(b)	2,318,900	2,318,742,176
0.00%, 01/05/21(a)(b)	141,570	141,559,594
0.00%, 01/14/21(a)(b)(c)	22,686	22,683,851
0.00%, 01/28/21(a)(b)	1,908,202	1,907,933,101
0.08%, 12/01/20(a)	638	638,000
0.09%, 12/03/20(a)	981	980,997
0.09%, 01/12/21(a)(c)	234,515	234,493,113
0.09%, 01/21/21(a)	25,769	25,766,080
0.10%, 12/31/20(a)	1,026,713	1,026,642,414
0.10%, 03/11/21(a)(c)	347,830	347,745,457
0.10%, 07/15/21(a)	4,766	4,763,419
0.10%, 08/12/21(a)	4,766	4,763,047
0.12%, 09/09/21(a)	4,766	4,762,005
0.17%, 02/25/21(a)	394,920	394,837,450
U.S. Treasury Note/Bond
1.13%, 02/28/21	274,979	275,637,619
1.13%, 06/30/21	228,158	229,521,600
1.13%, 07/31/21	68,911	69,384,763
1.13%, 08/31/21	760,768	766,592,630
1.25%, 03/31/21	1,204	1,208,609
1.38%, 01/31/21	2,580	2,585,278
1.38%, 04/30/21	198,088	199,148,080
1.50%, 08/31/21	965	975,027
1.50%, 10/31/21	59,796	60,555,129
1.75%, 12/31/20	100	99,932
1.75%, 07/31/21	17,260	17,449,455
1.75%, 11/30/21	317,987	323,203,974
2.00%, 02/28/21	443,274	445,288,587
2.00%, 05/31/21	114,602	115,698,777
2.00%, 08/31/21	422,382	428,338,245
2.00%, 10/31/21	318,112	323,579,550
2.00%, 12/31/21	2,401	2,449,864
2.13%, 01/31/21	482,477	484,063,355
2.13%, 06/30/21	223,611	226,257,646
2.13%, 08/15/21	657,321	666,718,640
2.13%, 09/30/21	239,286	243,249,174

Security	Par/ Shares (000)	Value

U.S. Government Obligations (continued)
2.25%, 03/31/21	$360,824	$363,403,329
2.25%, 04/30/21	888,489	896,437,011
2.25%, 07/31/21	113,205	114,823,478
2.38%, 12/31/20	17,200	17,231,457
2.38%, 03/15/21	89,288	89,877,440
2.50%, 12/31/20	164	164,317
2.50%, 01/31/21	835	838,264
2.50%, 02/28/21	23	23,133
2.50%, 01/15/22	350,029	359,326,645
2.63%, 06/15/21	212,481	215,377,713
2.63%, 07/15/21	142,335	144,581,224
2.75%, 08/15/21	386,849	394,102,419
2.75%, 09/15/21	14,294	14,588,255
2.88%, 10/15/21	693,551	710,239,571
2.88%, 11/15/21	429,225	440,508,922
3.13%, 05/15/21	1,423	1,442,677
3.63%, 02/15/21	5,449	5,488,075

		18,198,720,244

Total U.S. Government Obligations — 95.7% (Cost: $18,195,625,151)		18,198,720,244

Short-Term Investments

Money Market Funds — 20.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.04%(d)(e)(f)	3,796,190	3,796,190,000

Total Short-Term Investments — 20.0% (Cost: $3,796,190,000)		3,796,190,000

Total Investments in Securities — 115.7% (Cost: $21,991,815,151)		21,994,910,244

Other Assets, Less Liabilities — (15.7)%		(2,990,709,228)

Net Assets — 100.0%		$19,004,201,016

(a)	Rates are discount rates or a range of discount rates at the time of purchase.
(b)	Zero-coupon bond.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 02/29/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$1,531,8 96,510	$2,264,293,490	(a)	$—	$—	$—	$3,796,190,000	3,796,190	$3,586,572	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® Short Treasury Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
U.S. Government Obligations	$—	$18,198,720,244	$—	$18,198,720,244
Money Market Funds	3,796,190,000	—	—	3,796,190,000

	$3,796,190,000	$18,198,720,244	$—	$21,994,910,244

2